UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance as at Dec. 31, 2014	$ 256,443	$ 91	$ 372,837	$ (68)	$ (116,417)
Balance of shares as at Dec. 31, 2014		9,144,836
Net income/ (loss)	388				388
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), value	422	$ 1	421
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), shares		91,449
Dividends declared and paid ($ 0.02 and $0.02 per share) (Note 9)	(369)				(369)
Balance as at Jun. 30, 2015	256,884	$ 92	373,258	(68)	(116,398)
Balance of shares as at Jun. 30, 2015		9,236,285
Balance as at Dec. 31, 2015	239,174	$ 92	373,764	5	(134,687)
Balance of shares as at Dec. 31, 2015		9,236,285
Net income/ (loss)	(13,777)				(13,777)
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), value	552	$ 2	550
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), shares		124,989
Dividends declared and paid ($ 0.02 and $0.02 per share) (Note 9)	(374)				(374)
Balance as at Jun. 30, 2016	$ 225,575	$ 94	$ 374,314	$ 5	$ (148,838)
Balance of shares as at Jun. 30, 2016		9,361,274